UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2007

[LOGO OF USAA]
    USAA(R)

                           USAA FIRST START GROWTH Fund


                      1ST QUARTER Portfolio of Investments


                                OCTOBER 31, 2007



                                                                      (Form N-Q)

48449-1207                                   (C)2007, USAA. All rights reserved.
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USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               EQUITY SECURITIES (70.7%)

               COMMON STOCKS (59.8%)

               CONSUMER DISCRETIONARY (5.5%)
               ----------------------------
               ADVERTISING (0.0%)
          300  Omnicom Group, Inc.                                                         $           15
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
          300  Coach, Inc.*                                                                            11
                                                                                          ---------------
               APPAREL RETAIL (0.3%)
        7,100  American Eagle Outfitters, Inc.                                                        169
        2,800  Guess?, Inc.                                                                           144
       17,200  TJX Companies, Inc.                                                                    497
                                                                                          ---------------
                                                                                                      810
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.6%)
        8,700  Autoliv, Inc.                                                                          550
        7,600  Borg Warner, Inc.                                                                      803
          600  Johnson Controls, Inc.                                                                  26
                                                                                          ---------------
                                                                                                    1,379
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.0%)
          300  Thor Industries, Inc.                                                                   14
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.1%)
        1,200  AutoZone, Inc.*                                                                        149
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.7%)
        1,200  Comcast Corp. "A"*                                                                      25
       34,300  DIRECTV Group, Inc.*                                                                   909
       13,400  EchoStar Communications Corp. "A"*                                                     656
                                                                                          ---------------
                                                                                                    1,590
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.4%)
       11,400  Best Buy Co., Inc.                                                                     553
       12,700  RadioShack Corp.                                                                       262
                                                                                          ---------------
                                                                                                      815
                                                                                          ---------------
               DEPARTMENT STORES (0.1%)
        3,100  Kohl's Corp.*                                                                          170
                                                                                          ---------------
               FOOTWEAR (0.5%)
       16,200  NIKE, Inc. "B"                                                                       1,073
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.1%)
          600  Big Lots, Inc.*                                                                         14
       11,000  Family Dollar Stores, Inc.                                                             279
          300  Target Corp.                                                                            19
                                                                                          ---------------
                                                                                                      312
                                                                                          ---------------
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USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               HOME IMPROVEMENT RETAIL (0.3%)
       12,200  Sherwin-Williams Co.                                                        $          780
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.0%)
          400  Choice Hotels, Inc.                                                                     16
          700  Wyndham Worldwide Corp.                                                                 23
                                                                                          ---------------
                                                                                                       39
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.3%)
        8,300  Whirlpool Corp.                                                                        657
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.3%)
       27,000  American Greetings Corp.                                                               711
                                                                                          ---------------
               INTERNET RETAIL (0.1%)
          500  Expedia, Inc.*                                                                          17
       11,100  NutriSystem, Inc.*                                                                     334
                                                                                          ---------------
                                                                                                      351
                                                                                          ---------------
               LEISURE PRODUCTS (0.2%)
       13,500  Hasbro, Inc.                                                                           403
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (1.2%)
       22,500  CTC Media, Inc.*                                                                       565
       35,000  Regal Entertainment Group "A"                                                          790
          300  Viacom, Inc. "B"*                                                                       12
       36,600  Walt Disney Co.                                                                      1,267
                                                                                          ---------------
                                                                                                    2,634
                                                                                          ---------------
               RESTAURANTS (0.0%)
          450  Brinker International, Inc.                                                             12
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.1%)
        3,200  Sotheby's Holdings, Inc. "A"                                                           173
                                                                                          ---------------
               SPECIALTY STORES (0.2%)
       18,100  Staples, Inc.                                                                          423
                                                                                          ---------------
               Total Consumer Discretionary                                                        12,521
                                                                                          ---------------

               CONSUMER STAPLES (5.3%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
       17,700  Corn Products International, Inc.                                                      753
                                                                                          ---------------
               DRUG RETAIL (0.0%)
        1,800  Walgreen Co.                                                                            71
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.1%)
        5,100  Sysco Corp.                                                                            175
                                                                                          ---------------
               FOOD RETAIL (0.8%)
       32,100  Kroger Co.                                                                             944
       25,300  Safeway, Inc.                                                                          860
                                                                                          ---------------
                                                                                                    1,804
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (1.7%)
       13,600  Clorox Co.                                                                             851
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USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          200  Colgate-Palmolive Co.                                                       $           15
        6,100  Kimberly-Clark Corp.                                                                   432
       36,000  Procter & Gamble Co.                                                                 2,503
                                                                                          ---------------
                                                                                                    3,801
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.2%)
       10,300  Wal-Mart Stores, Inc.                                                                  466
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.1%)
        2,400  General Mills, Inc.                                                                    138
                                                                                          ---------------
               PERSONAL PRODUCTS (0.3%)
       18,000  Herbalife Ltd.                                                                         794
                                                                                          ---------------
               SOFT DRINKS (1.8%)
        8,700  Coca-Cola Co.                                                                          537
        5,200  Hansen Natural Corp.*                                                                  354
       21,700  Pepsi Bottling Group, Inc.                                                             935
       21,600  PepsiAmericas, Inc.                                                                    772
       20,300  PepsiCo, Inc.                                                                        1,496
                                                                                          ---------------
                                                                                                    4,094
                                                                                          ---------------
               Total Consumer Staples                                                              12,096
                                                                                          ---------------

               ENERGY (7.6%)
               -------------
               INTEGRATED OIL & GAS (5.1%)
       24,200  Chevron Corp.                                                                        2,215
       17,000  ConocoPhillips                                                                       1,444
       53,600  Exxon Mobil Corp.                                                                    4,931
       16,700  Marathon Oil Corp.                                                                     987
       10,800  Murphy Oil Corp.                                                                       795
       17,900  Occidental Petroleum Corp.                                                           1,236
                                                                                          ---------------
                                                                                                   11,608
                                                                                          ---------------
               OIL & GAS DRILLING (0.7%)
          100  Diamond Offshore Drilling, Inc.                                                         12
       14,400  ENSCO International, Inc.                                                              799
        1,200  GlobalSantaFe Corp.                                                                     97
       14,200  Noble Corp.                                                                            752
          100  Transocean, Inc.*                                                                       12
                                                                                          ---------------
                                                                                                    1,672
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (1.4%)
       13,600  Global Industries Ltd.*                                                                335
          600  Grant Prideco, Inc.*                                                                    29
       28,300  Halliburton Co.                                                                      1,115
        1,500  National-Oilwell Varco, Inc.*                                                          110
       10,000  Schlumberger Ltd.                                                                      966
        5,900  Seacor Holdings, Inc.*                                                                 541
          400  Tidewater, Inc.                                                                         22
                                                                                          ---------------
                                                                                                    3,118
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.2%)
        6,900  Plains Exploration & Production Co.*                                                   352
                                                                                          ---------------
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USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               OIL & GAS REFINING & MARKETING (0.2%)
          800  Tesoro Corp.                                                                $           48
        6,700  Valero Energy Corp.                                                                    472
                                                                                          ---------------
                                                                                                      520
                                                                                          ---------------
               Total Energy                                                                        17,270
                                                                                          ---------------

               FINANCIALS (10.5%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (2.0%)
       20,000  Eaton Vance Corp.                                                                    1,000
        7,400  Franklin Resources, Inc.                                                               960
       12,300  Northern Trust Corp.                                                                   925
       23,900  SEI Investments Co.                                                                    756
       12,200  State Street Corp.                                                                     973
                                                                                          ---------------
                                                                                                    4,614
                                                                                          ---------------
               CONSUMER FINANCE (0.3%`)
          600  American Express Co.                                                                    37
       15,100  First Marblehead Corp.                                                                 586
                                                                                          ---------------
                                                                                                      623
                                                                                          ---------------
               DIVERSIFIED BANKS (0.7%)
        2,300  Wachovia Corp.                                                                         105
       42,300  Wells Fargo & Co.                                                                    1,439
                                                                                          ---------------
                                                                                                    1,544
                                                                                          ---------------
               INSURANCE BROKERS (0.1%)
       13,700  Brown & Brown, Inc.                                                                    345
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.4%)
       18,200  Charles Schwab Corp.                                                                   423
        1,500  Goldman Sachs Group, Inc.                                                              372
       15,300  Merrill Lynch & Co., Inc.                                                            1,010
       19,000  Morgan Stanley                                                                       1,278
                                                                                          ---------------
                                                                                                    3,083
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (1.1%)
        3,300  AFLAC, Inc.                                                                            207
        9,900  Lincoln National Corp.                                                                 618
        2,300  MetLife, Inc.                                                                          158
       11,200  Prudential Financial, Inc.                                                           1,083
        5,800  Torchmark Corp.                                                                        378
                                                                                          ---------------
                                                                                                    2,444
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.8%)
       11,400  American International Group, Inc.                                                     720
       13,400  Assurant, Inc.                                                                         783
        2,200  Hartford Financial Services Group, Inc.                                                213
                                                                                          ---------------
                                                                                                    1,716
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.1%)
       24,500  Bank of America Corp.                                                                1,183
       38,200  Citigroup, Inc.                                                                      1,600

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USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
       40,700  JPMorgan Chase & Co.                                                       $         1,913
                                                                                          ---------------
                                                                                                    4,696
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.7%)
        7,200  ACE Ltd.                                                                               436
       13,100  W.R. Berkley Corp.                                                                     394
       10,500  XL Capital Ltd. "A"                                                                    756
                                                                                          ---------------
                                                                                                    1,586
                                                                                          ---------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
        9,400  CB Richard Ellis Group, Inc. "A"*                                                      229
        6,800  Jones Lang LaSalle, Inc.                                                               649
                                                                                          ---------------
                                                                                                      878
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
        6,200  SVB Financial Group*                                                                   321
                                                                                          ---------------
               REINSURANCE (0.8%)
        1,700  Arch Capital Group Ltd.*                                                               127
       19,100  Endurance Specialty Holdings Ltd.                                                      749
        8,200  Reinsurance Group of America, Inc.                                                     469
        8,900  RenaissanceRe Holdings Ltd.                                                            519
          700  Transatlantic Holdings, Inc.                                                            52
                                                                                          ---------------
                                                                                                    1,916
                                                                                          ---------------
               SPECIALIZED FINANCE (0.0%)
        1,100  NASDAQ Stock Market, Inc.*                                                              51
                                                                                          ---------------
               Total Financials                                                                    23,817
                                                                                          ---------------

               HEALTH CARE (7.1%)
               ------------------
               BIOTECHNOLOGY (0.3%)
          500  Amgen, Inc.*                                                                            29
        3,800  Genentech, Inc.*                                                                       282
        4,800  Genzyme Corp.*                                                                         364
                                                                                          ---------------
                                                                                                      675
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.4%)
        2,200  Cardinal Health, Inc.                                                                  150
       10,400  McKesson Corp.                                                                         687
                                                                                          ---------------
                                                                                                      837
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (1.1%)
       18,500  Baxter International, Inc.                                                           1,110
          600  Becton, Dickinson & Co.                                                                 50
          100  C.R. Bard, Inc.                                                                          9
       13,600  Kinetic Concepts, Inc.*                                                                817
       10,500  Medtronic, Inc.                                                                        498
                                                                                          ---------------
                                                                                                    2,484
                                                                                          ---------------
               HEALTH CARE SERVICES (0.0%)
          200  Express Scripts, Inc.*                                                                  13
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.0%)
          800  Waters Corp.*                                                                           62
                                                                                          ---------------

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USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               MANAGED HEALTH CARE (1.7%)
       12,800  Aetna, Inc.                                                                $           719
       10,300  Coventry Health Care, Inc.*                                                            621
       12,300  Humana, Inc.*                                                                          922
       28,200  UnitedHealth Group, Inc.                                                             1,386
        7,000  WellCare Health Plans, Inc.*                                                           169
          500  WellPoint, Inc.*                                                                        40
                                                                                          ---------------
                                                                                                    3,857
                                                                                          ---------------
               PHARMACEUTICALS (3.6%)
        1,300  Abbott Laboratories                                                                     71
       44,900  Bristol-Myers Squibb Co.                                                             1,347
       14,900  Eli Lilly and Co.                                                                      807
        4,400  Endo Pharmaceuticals Holdings, Inc.*                                                   129
        9,200  Forest Laboratories, Inc.*                                                             359
       31,900  Johnson & Johnson                                                                    2,079
        7,000  Merck & Co., Inc.                                                                      408
       48,000  Pfizer, Inc.                                                                         1,181
       36,900  Schering-Plough Corp.                                                                1,126
       10,000  Sepracor, Inc.*                                                                        275
        8,600  Warner Chilcott Ltd.*                                                                  159
       12,200  Watson Pharmaceuticals, Inc.*                                                          373
                                                                                          ---------------
                                                                                                    8,314
                                                                                          ---------------
               Total Health Care                                                                   16,242
                                                                                          ---------------

               INDUSTRIALS (7.7%)
               ------------------
               AEROSPACE & DEFENSE (2.2%)
       14,700  Boeing Co.                                                                           1,449
       15,500  Honeywell International, Inc.                                                          936
        3,300  L-3 Communications Holdings, Inc.                                                      362
        9,900  Lockheed Martin Corp.                                                                1,090
       15,500  Raytheon Co.                                                                           986
          600  United Technologies Corp.                                                               46
                                                                                          ---------------
                                                                                                    4,869
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.4%)
        7,400  FedEx Corp.                                                                            765
          100  United Parcel Service, Inc. "B"                                                          7
                                                                                          ---------------
                                                                                                      772
                                                                                          ---------------
               AIRLINES (0.2%)
        7,400  UAL Corp.*                                                                             354
                                                                                          ---------------
               COMMERCIAL PRINTING (0.2%)
       11,700  Deluxe Corp.                                                                           472
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
        5,000  Caterpillar, Inc.                                                                      373
        6,800  Cummins, Inc.                                                                          816
        5,400  Manitowoc Co., Inc.                                                                    266
                                                                                          ---------------
                                                                                                    1,455
                                                                                          ---------------

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USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
        8,600  Rockwell Automation, Inc.                                                  $           593
          700  Thomas & Betts Corp.*                                                                   39
                                                                                          ---------------
                                                                                                      632
                                                                                          ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.3%)
       25,900  Kelly Services, Inc.                                                                   544
        2,500  Manpower, Inc.                                                                         187
                                                                                          ---------------
                                                                                                      731
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (2.0%)
       13,050  3M Co.                                                                               1,127
       64,700  General Electric Co.                                                                 2,663
       20,100  Tyco International Ltd.                                                                828
                                                                                          ---------------
                                                                                                    4,618
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.3%)
          200  Danaher Corp.                                                                           17
        1,100  Dover Corp.                                                                             50
        8,400  ITT Corp.                                                                              562
        1,650  Parker-Hannifin Corp.                                                                  133
                                                                                          ---------------
                                                                                                      762
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.3%)
       39,600  Steelcase, Inc.                                                                        708
                                                                                          ---------------
               RAILROADS (0.4%)
        7,300  Union Pacific Corp.                                                                    935
                                                                                          ---------------
               TRUCKING (0.5%)
       16,600  Con-way, Inc.                                                                          707
       20,500  Hertz Global Holdings, Inc.*                                                           445
                                                                                          ---------------
                                                                                                    1,152
                                                                                          ---------------
               Total Industrials                                                                   17,460
                                                                                          ---------------

               INFORMATION TECHNOLOGY (11.6%)
               ------------------------------
               APPLICATION SOFTWARE (0.3%)
       14,700  Autodesk, Inc.*                                                                        719
          200  FactSet Research Systems, Inc.                                                          14
                                                                                          ---------------
                                                                                                      733
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (1.6%)
       71,700  Cisco Systems, Inc.*                                                                 2,371
       13,200  Harris Corp.                                                                           799
       14,300  QUALCOMM, Inc.                                                                         611
                                                                                          ---------------
                                                                                                    3,781
                                                                                          ---------------
               COMPUTER HARDWARE (2.3%)
        4,700  Apple, Inc.*                                                                           893
       48,900  Dell, Inc.*                                                                          1,496
       39,600  Hewlett-Packard Co.                                                                  2,046
        6,300  International Business Machines Corp.                                                  732
                                                                                          ---------------
                                                                                                    5,167
                                                                                          ---------------
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                                 (continued)


USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               COMPUTER STORAGE & PERIPHERALS (0.6%)
       16,500  Network Appliance, Inc.*                                                   $           520
       30,900  Western Digital Corp.*                                                                 801
                                                                                          ---------------
                                                                                                    1,321
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
        5,200  Automatic Data Processing, Inc.                                                        258
       13,400  Computer Sciences Corp.*                                                               782
       35,700  Electronic Data Systems Corp.                                                          771
          500  Hewitt Associates, Inc. "A"*                                                            17
          900  Total System Services, Inc.                                                             27
        8,200  Western Union Co.                                                                      181
                                                                                          ---------------
                                                                                                    2,036
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.6%)
        1,500  eBay, Inc.*                                                                             54
        1,900  Google, Inc. "A"*                                                                    1,343
                                                                                          ---------------
                                                                                                    1,397
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.4%)
       24,200  Accenture Ltd. "A"                                                                     945
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.6%)
       15,900  Applied Materials, Inc.                                                                309
        3,800  Lam Research Corp.*                                                                    191
        6,000  MEMC Electronic Materials, Inc.*                                                       439
       35,800  Teradyne, Inc.*                                                                        442
                                                                                          ---------------
                                                                                                    1,381
                                                                                          ---------------
               SEMICONDUCTORS (1.6%)
       84,600  Intel Corp.                                                                          2,276
          400  Linear Technology Corp.                                                                 13
        7,700  Maxim Integrated Products, Inc.                                                        209
       33,100  Texas Instruments, Inc.                                                              1,079
                                                                                          ---------------
                                                                                                    3,577
                                                                                          ---------------
               SYSTEMS SOFTWARE (2.3%)
        5,700  BMC Software, Inc.*                                                                    193
      102,100  Microsoft Corp.                                                                      3,758
       58,800  Oracle Corp.*                                                                        1,304
                                                                                          ---------------
                                                                                                    5,255
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.4%)
       20,000  Avnet, Inc.*                                                                           834
                                                                                          ---------------
               Total Information Technology                                                        26,427
                                                                                          ---------------

               MATERIALS (1.0%)
               ----------------
               ALUMINUM (0.1%)
        3,100  Alcoa, Inc.                                                                            123
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.3%)
       13,300  Dow Chemical Co.                                                                       599

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USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          900  PPG Industries, Inc.                                                        $           67
                                                                                          ---------------
                                                                                                      666
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.1%)
        2,029  Freeport-McMoRan Copper & Gold, Inc. "B"                                               239
          100  Southern Copper Corp.                                                                   14
                                                                                          ---------------
                                                                                                      253
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
          200  Monsanto Co.                                                                            20
                                                                                          ---------------
               PAPER PRODUCTS (0.2%)
       15,300  International Paper Co.                                                                565
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.1%)
          200  International Flavors & Fragrances, Inc.                                                10
        2,500  Lubrizol Corp.                                                                         170
          600  Rohm & Haas Co.                                                                         31
                                                                                          ---------------
                                                                                                      211
                                                                                          ---------------
               STEEL (0.2%)
          300  AK Steel Holding Corp.*                                                                 15
        1,700  Cleveland-Cliffs, Inc.                                                                 163
        3,700  Nucor Corp.                                                                            229
                                                                                          ---------------
                                                                                                      407
                                                                                          ---------------
               Total Materials                                                                      2,245
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (2.0%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.9%)
       52,495  AT&T, Inc.                                                                           2,194
       61,000  Qwest Communications International, Inc.*                                              438
       38,100  Verizon Communications, Inc.                                                         1,755
                                                                                          ---------------
                                                                                                    4,387
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
          900  Telephone & Data Systems, Inc.                                                          63
          600  United States Cellular Corp.*                                                           56
                                                                                          ---------------
                                                                                                      119
                                                                                          ---------------
               Total Telecommunication Services                                                     4,506
                                                                                          ---------------

               UTILITIES (1.5%)
               ----------------
               ELECTRIC UTILITIES (0.4%)
        3,700  Edison International                                                                   215
       11,200  FirstEnergy Corp.                                                                      781
                                                                                          ---------------
                                                                                                      996
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
        8,300  Constellation Energy Group, Inc.                                                       786
                                                                                          ---------------
               MULTI-UTILITIES (0.7%)
        8,100  DTE Energy Co.                                                                         402
       13,000  PG&E Corp.                                                                             636

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                                 (continued)


USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        5,800  Public Service Enterprise Group, Inc.                                      $           554
                                                                                          ---------------
                                                                                                    1,592
                                                                                          ---------------
               Total Utilities                                                                      3,374
                                                                                          ---------------
               Total Common Stocks (cost: $123,261)                                               135,958
                                                                                          ---------------

  PRINCIPAL
  AMOUNT                                                                                            MARKET
  $(000)/                                                                                            VALUE
  SHARES       SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (0.9%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
        5,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)             522
                                                                                          ---------------

               FINANCIALS (0.7%)
               -----------------
               PROPERTY & CASUALTY INSURANCE (0.1%)
        2,500  Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                                 255
                                                                                          ---------------
               REINSURANCE (0.4%)
          500  Ram Holdings Ltd., Series A, 7.50%, non-cumulative, perpetual                          473
         $500  Swiss Re Capital I LP, 6.85%, perpetual(a)                                             505
                                                                                          ---------------
                                                                                                      978
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
       20,000  IndyMac Bank, F.S.B., 8.50%(a)                                                         282
        1,000  Washington Mutual Capital Trust, 5.38%, cumulative convertible, perpetual               44
                                                                                          ---------------
                                                                                                      326
                                                                                          ---------------
               Total Financials                                                                     1,559
                                                                                          ---------------
               Total Preferred Securities (cost: $2,343)                                            2,081
                                                                                          ---------------

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               EXCHANGE-TRADED FUNDS (10.0%)
      265,000  iShares MSCI EAFE Index Fund (cost:$18,069)                                        22,838
                                                                                          ---------------
               Total Equity Securities (cost: $143,673)                                           160,877
                                                                                          ---------------

                                                                              11

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                                 (continued)


USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
        (000)  SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------

               BONDS (28.0%)

               CORPORATE OBLIGATIONS (13.6%)

               CONSUMER DISCRETIONARY (1.1%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
  $       250  Kellwood Co., Debentures                     7.63%        10/15/2017         $        220
                                                                                          ---------------
               HOMEBUILDING (0.6%)
          500  Centex Corp., Notes                          7.50          1/15/2012                   483
        1,000  Lennar Corp., Senior Notes                   7.63          3/01/2009                 1,021
                                                                                          ---------------
                                                                                                    1,504
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.2%)
          500  Stanley Works Capital Trust I, Bonds         5.90         12/01/2045                   477
                                                                                          ---------------
               PUBLISHING (0.2%)
          500  Scholastic Corp., Notes                      5.00          4/15/2013                   436
                                                                                          ---------------
               Total Consumer Discretionary                                                         2,637
                                                                                          ---------------

               ENERGY (1.1%)
               -------------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
          500  Seacor Holdings, Inc., Senior Notes          5.88         10/01/2012                   495
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
        1,000  Southwestern Energy Co., MTN                 7.63          5/01/2027                 1,039
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.4%)
          575  K N Capital Trust III, Subordinated
                    Debentures                              7.63          4/15/2028                   524
          500  Sabine Pass LNG, LP, Senior Secured
                    Notes                                   7.25         11/30/2013                   493
                                                                                          ---------------
                                                                                                    1,017
                                                                                          ---------------
               Total Energy                                                                         2,551
                                                                                          ---------------

               FINANCIALS (7.5%)
               -----------------
               CONSUMER FINANCE (0.6%)
          500  General Motors Acceptance Corp., Notes       6.75         12/01/2014                   444
        1,000  HSBC Finance Corp., Notes                    5.50          1/19/2016                   979
                                                                                          ---------------
                                                                                                    1,423
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (1.0%)
        1,000  Great-West Life & Annuity Insurance Co.,
                    Bonds (a)                               7.15          5/16/2046                 1,023
        1,000  Prudential Holdings, LLC, Bonds (a)          8.70         12/18/2023                 1,243
                                                                                          ---------------
                                                                                                    2,266
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.5%)
          500  Oil Casualty Insurance Ltd., Subordinated
                    Debentures (a)                          8.00          9/15/2034                   499

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                                 (continued)


USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
        (000)  SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
  $       500  Oil Insurance Ltd., Notes (a)                7.56%               -(b)        $         515
                                                                                          ---------------
                                                                                                    1,014
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.2%)
          500  Leucadia National Corp., Senior Notes        7.00          8/15/2013                   490
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.3%)
          500  Fidelity National Title Group, Inc.,
                     Notes                                  5.25          3/15/2013                   473
          500  Fund American Companies, Inc., Notes         5.88          5/15/2013                   495
          500  Markel Corp., Senior Notes                   6.80          2/15/2013                   518
          500  Ohio Casualty Corp., Notes                   7.30          6/15/2014                   538
          500  Travelers Companies, Inc., Junior
                     Subordinated Debentures                6.25          3/15/2067                   486
          500  XL Capital Ltd., Notes, Series E             6.50                  -(b)                465
                                                                                          ---------------
                                                                                                    2,975
                                                                                          ---------------
               REGIONAL BANKS (2.4%)
          981  Colonial Bank, N.A., Subordinated Notes      8.00          3/15/2009                 1,017
        1,000  First Republic Bank Corp., Subordinated
                    Notes                                   7.75          9/15/2012                 1,075
        1,000  Fulton Capital Trust I, Notes                6.29          2/01/2036                   952
          500  Popular North America Capital Trust I,
                     Bonds                                  6.56          9/15/2034                   432
          500  Regions Financing Trust II, Trust
                     Preferred Securities, Bonds            6.63          5/15/2047                   471
        1,000  TCF National Bank, Subordinated Notes        5.50          2/01/2016                   992
          500  Webster Capital Trust IV, Junior
                     Subordinated Notes                     7.65          6/15/2037                   497
                                                                                          ---------------
                                                                                                    5,436
                                                                                          ---------------
               REITS - DIVERSIFIED (0.4%)
        1,000  Washington REIT, Senior Notes                5.25          1/15/2014                   966
                                                                                          ---------------
               REITS - RETAIL (0.2%)
          500  Rouse Co., Senior Notes (a)                  6.75          5/01/2013                   495
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.9%)
        1,000  Countrywide Financial Corp., MTN, Series
                    A, Bonds                                4.50          6/15/2010                   862
          870  Independence Community Bank Corp.,
                    Subordinated Notes                      3.75          4/01/2014                   848
          500  Washington Mutual Preferred Funding Trust
                    I, Bonds, Series A-1 (a)                6.53                                      380
                                                                                  -(b)    ---------------
                                                                                                    2,090
                                                                                          ---------------
               Total Financials                                                                    17,155
                                                                                          ---------------

               INDUSTRIALS (1.0%)
               ------------------
               BUILDING PRODUCTS (0.2%)
          500  USG Corp., Notes                             6.30         11/15/2016                   459
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
          750  Ametek, Inc., Senior Notes                   7.20          7/15/2008                   758
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
          500  Allied Waste North America, Inc., Senior
                    Notes, Series B                        5.75           2/15/2011                   490
                                                                                          ---------------

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                                 (continued)


USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
        (000)  SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               TRUCKING (0.2%)
  $       500  Roadway Corp., Senior Notes                  8.25%        12/01/2008         $         510
                                                                                          ---------------
               Total Industrials                                                                    2,217
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.5%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.5%)
        1,000  US Unwired, Inc., Secured Notes             10.00          6/15/2012                 1,070
                                                                                          ---------------

               UTILITIES (2.4%)
               ----------------
               ELECTRIC UTILITIES (2.0%)
        1,000  Entergy Louisiana, Inc., First Mortgage
                    Bonds                                   5.83         11/01/2010                 1,000
        1,000  Monongahela Power Co., Notes, Series A       7.36          1/15/2010                 1,032
          508  Oglethorpe Power Corp., Senior Secured
                    Facility Bonds                          6.97          6/30/2011                   526
          279  Power Contract Financing, Senior Notes
                    (a)                                     6.26          2/01/2010                   283
        1,000  PPL Capital Funding, Inc., Junior
                    Guaranteed Subordinated Notes,
                    Series A                                6.70          3/30/2067                   967
          598  Texas-New Mexico Power Co., Notes            6.13          6/01/2008                   597
                                                                                          ---------------
                                                                                                    4,405
                                                                                          ---------------
               MULTI-UTILITIES (0.4%)
          500  Black Hills Corp., Notes                     6.50          5/15/2013                   500
          500  Puget Sound Energy, Inc., Junior
                    Subordinated Notes, Series A            6.97          6/01/2067                   473
                                                                                          ---------------
                                                                                                      973
                                                                                          ---------------
               Total Utilities                                                                      5,378
                                                                                          ---------------
               Total Corporate Obligations (cost: $31,742)                                         31,008
                                                                                          ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (5.5%)

               ENERGY (0.6%)
               -------------
               INTEGRATED OIL & GAS (0.6%)
          500  Nakilat, Inc., Secured Bonds (a)             6.07         12/31/2033                   476
          350  PEMEX Finance Ltd., Notes                    9.03          2/15/2011                   371
          500  Trans-Canada Pipelines Ltd., Junior
                    Subordinated Notes                      6.35          5/15/2067                   485
                                                                                          ---------------
                                                                                                    1,332
                                                                                          ---------------
               Total Energy                                                                         1,332
                                                                                          ---------------

               FINANCIALS (4.7%)
               -----------------
               DIVERSIFIED BANKS (2.4%)
        1,000  BOI Capital Funding Number 3 LP,
                    Guaranteed Bonds (a)                    6.11                -(b)                  921
          500  Landsbanki Islands HF, Junior
                    Subordinated Notes (a)                  7.43                -(b)                  493
          500  Lloyds TSB Group plc, Bonds (a)              6.27                -(b)                  463
          500  Mizuho Capital Investment 1 Ltd.,
                    Subordinated Bonds (a)                  6.69                -(b)                  475

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                                 (continued)


USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
        (000)  SECURITY                                     RATE           MATURITY                 (000)
----------------------------------------------------------------------------------------------------------
  $     1,000  National Capital Trust II, Subordinated
                    Notes (a)                               5.49%               -(b)        $         933
          880  Nordea Bank AB, Subordinated Notes (a)       5.42                -(b)                  818
          500  Skandinaviska Enskilda Banken AB,
                    Bonds(a)                                5.47                -(b)                  465
          500  Standard Chartered plc, Subordinated
                    Notes (a)                               6.41                -(b)                  475
          500  Sumitomo Mitsui Financial Group Preferred
                    Capital, Bonds (a)                      6.08                -(b)                  470
                                                                                          ---------------
                                                                                                    5,513
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.2%)
          500  AXA S.A., Subordinated Notes (a)             6.46                -(b)                  466
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.5%)
        1,000  ING Capital Funding Trust III, Guaranteed
                    Bonds                                  8.44                 -(b)                1,081
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.4%)
          500  Allied World Assurance Holdings Ltd.,
                    Senior Notes                            7.50          8/01/2016                   533
          500  Catlin Insurance Co. Ltd., Notes (a)         7.25                -(b)                  473
                                                                                          ---------------
                                                                                                    1,006
                                                                                          ---------------
               REGIONAL BANKS (0.5%)
        1,000  Glitnir Banki hf, Notes (a)                  7.45                -(b)                1,033
                                                                                          ---------------
               REINSURANCE (0.5%)
          500  Montpelier Re Holdings Ltd., Senior
                    Notes                                   6.13          8/15/2013                   499
          500  Platinum Underwriters Finance, Inc.,
                    Notes, Series B                         7.50          6/01/2017                   534
                                                                                          ---------------
                                                                                                    1,033
                                                                                          ---------------
               SPECIALIZED FINANCE (0.2%)
          500  QBE Capital Funding II LP, Guaranteed
                    Bonds (a)                               6.80                -(b)                  490
                                                                                          ---------------
               Total Financials                                                                    10,622
                                                                                          ---------------

               MATERIALS (0.2%)
               ----------------
               DIVERSIFIED METALS & MINING (0.2%)
          500  Glencore Finance S.A., Senior MTN            8.00                -(b)                  510
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations (cost: $12,761)                             12,464
                                                                                          ---------------

               ASSET-BACKED SECURITIES (2.4%)

               FINANCIALS (2.4%)
               -----------------
               ASSET-BACKED FINANCING (2.4%)
          277  Aerco Ltd., Series 2A, Class A4 (a)          5.61 (c)      7/15/2025                   277
        1,000  ARG Funding Corp., Series 2005-1A, Class
                    A3 (a)                                  4.29          4/20/2011                   988
        1,000  Banc of America  Mortgage Securities,
                    Inc., Series 2004-F, Class 2A6          4.15          7/25/2034                   984
          500  Bank One Issuance Trust, Notes, Series
                    2003, Class C-3                         4.77          2/16/2016                   466
          500  Credit Acceptance Auto Dealer Loan Trust,
                    Series 2007-2, Class A1A (d)            6.16          4/15/2013                   500


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                                 (continued)


USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
        (000)  SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
  $       172  Nissan Auto Receivables, Notes, Series
                    2006-C Owner Trust Class A-2            5.52%         1/15/2009         $         172
          948  Trinity Rail Leasing L.P., Series
                    2006-1A, Class A1 (a)                   5.90          5/14/2036                   947
        1,000  UPFC Auto Receivables Trust, Series
                    2007-B, Class A2 (e)                    5.19          9/15/2010                 1,000
                                                                                          ---------------
                                                                                                    5,334
                                                                                          ---------------
               Total Financials                                                                     5,334
                                                                                          ---------------
               Total Asset-Backed Securities (cost: $5,344)                                         5,334
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (6.5%)

               FINANCIALS (6.5%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (6.5%)
        1,000  Commercial Mortgage Asset Trust, Series
                    1999-C1, Class A4                       6.98          1/17/2032                 1,077
        1,000  Commercial Mortgage Trust, Pass-Through
                     Certificates, Series 2005-LP5,
                     Class GMB1 (a)                         5.15          5/10/2043                 1,011
          921  First Union National Bank Commercial
                    Mortgage Trust, Series 1999-C4,
                    Class A2                                7.39         12/15/2031                   956
        1,000  GE Capital Commercial Mortgage Corp.,
                    Series 2001-3, Class A2                 6.07          6/10/2038                 1,030
          857  Government Lease Trust, Series 1999-GSA1,
                    Class A4 (a)                            6.48          5/18/2011                   880
               GS Mortgage Securities Corp. II,
        1,000       Series 2003-C1, Class A2B  (f)          4.30          1/10/2040                   979
        1,000       Series 2001-GL3A, Class A2  (a)         6.45          8/05/2018                 1,042
               J.P. Morgan Chase Commercial Mortgage
                    Securities Corp., Pass-Through
                    Certificates,
        1,000       Series 2006-LDP6, Class ASB  (f)        5.49          4/15/2043                   998
        1,000       Series 2005-CB12, Class A3A1            4.82          9/12/2037                   985
        1,000  LB-UBS Commercial Mortgage Trust, Series
                    2002-C4, Class A5                       4.85          9/15/2031                   981
          866  Merrill Lynch Mortgage Investors, Inc.,
                    Series 1999-C1, Class A2                7.56         11/15/2031                   894
        1,000  Morgan Stanley Capital I, Inc., Series
                    2006-HQ8, Class AAB                    5.56 (c)       3/12/2044                 1,001
        1,000  Nationslink Funding Corp., Pass-Through
                    Certificates, Series 1999-1, Class
                    F (a)                                   7.10(c)       1/20/2031                   999
        1,000  Prudential Mortgage Capital Funding, LLC,
                    Series 2001-ROCK, Class B               6.76          5/10/2034                 1,051
        1,000  Wachovia Bank Commercial Mortgage Trust,
                    Pass-Through Certificates, Series
                    2005-C19, Class A5 (f)                  4.66          5/15/2044                   969
                                                                                          ---------------
                                                                                                   14,846
                                                                                          ---------------
               Total Financials                                                                    14,846
                                                                                          ---------------
               Total Commercial Mortgage Securities(cost: $14,856)                                 14,846
                                                                                          ---------------
               Total Bonds (cost: $64,703)                                                         63,652
                                                                                          ---------------

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                                 of INVESTMENTS
                                 (continued)


USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
    NUMBER OF                                                                                       VALUE
       SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (1.1%)

               MONEY MARKET FUNDS (1.1%)
    2,551,596  SSgA Prime Money Market Fund, 4.95% (g)(cost:$2,552)                     $           2,552
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $210,928)                                       $         227,081
                                                                                          ===============

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USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.


2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities



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                                (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6.  Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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                                (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


B. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

C. As of October 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2007, were $21,700,000 and $5,547,000, respectively, resulting in net unrealized appreciation of $16,153,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $227,600,000 at October 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.9% of net assets at October 31, 2007.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO DESCRIPTION ABBREVIATIONS
iShares        iShares - exchange-traded funds, managed by Barclays Global Fund
               Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
MTN            Medium-Term Note
REIT           Real Estate Investment Trust

SPECIFIC NOTES
 (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

20

 N O T E S
--------------------------------------------------------------------------------
                                to Portfolio of INVESTMENTS
                                (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


(b) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2007.
(d) Security was fair valued at October 31, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(e) At October 31, 2007, the aggregate market value of securities purchased on a when-issued basis was $1,000,000.
(f) At October 31, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(g) Rate represents the money market fund annualized seven-day yield at October 31, 2007.
  * Non-income-producing security for the 12 months preceding October 31, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    DECEMBER 18, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    DECEMBER 19, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    DECEMBER 18, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.